Segment Information	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Information
15. Segment Information
The Company manages its operations through two operating and reportable segments: Medical and Industrial. These segments align the Company’s products and service offerings with customer use in medical and industrial markets and are consistent with how the Company’s Chief Executive Officer, its Chief Operating Decision Maker (“CODM”), reviews and evaluates the Company’s operations. The CODM allocates resources and evaluates the financial performance of each operating segment. The Company’s segments are strategic businesses that are managed separately because each one develops, manufactures and markets distinct products and services. Prior period information herein has been conformed to the current reportable segment structure.
Description of Segments
The Medical segment provides radiation oncology quality assurance, delivering patient safety solutions for diagnostic imaging and radiation therapy centers around the world, dosimetry solutions for monitoring the total amount of radiation medical staff members are exposed to over time, radiation therapy quality assurance solutions for calibrating and verifying imaging and treatment accuracy, and radionuclide therapy products for nuclear medicine applications such as shielding, product handling, medical imaging furniture, and rehabilitation products.
The Industrial segment provides robust, field ready personal radiation detection and identification equipment for defense applications and radiation detection and analysis tools for power plants, labs, and research applications. Nuclear power plant product offerings are used for the full nuclear power plant lifecycle including core detectors and essential measurement devices for new build, maintenance, decontamination and decommission equipment for monitoring and control during fuel dismantling and remote environmental monitoring.
The following table summarizes select operating results for each reportable segment. The CODM evaluates operating results and allocates capital resources among segments, in part, based on segment income from operations, which includes revenues of the segment less expenses that are directly related to those revenues, including purchase accounting impacts to revenue and cost of revenues, but excluding certain charges to cost of revenues and selling, general and administrative expenses predominantly related to corporate costs, shared overhead and other non-operational
costs related to restructuring activities and costs to achieve operational initiatives, which are included in Corporate and Other in the table below. Interest expense, loss on debt extinguishment, foreign currency loss (gain), net, and other expense (income), net, are not allocated to segments.

	For Years Ended
(In millions)	June 30, 2021	June 30, 2020	June 30, 2019
Revenue
Medical	$155.7	$62.6	$42.9
Industrial	455.9	415.6	397.2

Consolidated revenue	$611.6	$478.2	$440.1
Segment Income from Operations
Medical	$6.0	$13.9	$10.2
Industrial	81.5	59.6	55.0

Total Segment Income from Operations	87.5	73.5	65.2
Corporate and other	(76.3)	(50.5)	(36.4)

Consolidated Income from Operations	$11.2	$23.0	$28.8
Capital Expenditures
Medical	$14.2	$10.1	$8.0
Industrial	12.2	11.4	10.4

Total operating and reportable segments	26.4	21.5	18.4
Corporate and other	—	0.4	0.8

Total Capital Expenditures	$26.4	$21.9	$19.2
Depreciation and Amortization
Medical	$33.3	$15.8	$15.4
Industrial	49.7	52.2	53.7

Total operating and reportable segments	83.0	68.0	69.1
Corporate and other	0.6	0.4	0.4

Total Depreciation and Amortization	$83.6	$68.4	$69.5
The Company’s assets by reportable segment were not included, as this information is not reviewed by, nor otherwise provided to, the chief operating decision maker to make operating decisions or allocate resources.
The following details revenue and property, plant, and equipment by geographic region. Revenues generated from external customers are attributed to geographic regions through sales from site locations.

	Revenues for Year Ended
(In millions)	June 30, 2021	June 30, 2020	June 30, 2019
North America
Medical	$138.6	$57.5	$41.0
Industrial	199.4	193.3	188.3

Total North America	338.0	250.8	229.3
Europe
Medical	17.1	5.2	1.9
Industrial	241.5	206.2	194.9

Total Europe	258.6	211.4	196.8
Asia Pacific
Medical	—	—	—
Industrial	15.0	16.0	14.0

Total Asia Pacific	15.0	16.0	14.0

Total	$611.6	$478.2	$440.1

Revenues generated in the United States were $306.3 million, $215.5 million, and $198.3 million for the years ended June 30, 2021, 2020, and 2019, respectively, while revenues in France were $158.8 million, $134.5 million, and $128.0 million, respectively. No other country generated a material amount of revenue individually.
The following details revenue by timing of recognition:

	Revenues for Year Ended
(In millions)	June 30, 2021	June 30, 2020	June 30, 2019
Point in time	$456.6	$337.3	$331.1
Over time	155.0	140.9	109.0

Total revenues	$611.6	$478.2	$440.1

The following details revenue by product category:

	Revenues for Year Ended
(In millions)	June 30, 2021	June 30, 2020	June 30, 2019
Medical segment:
Medical	$155.7	$62.9	$42.9
Industrial segment:
Reactor Safety and Control Systems	146.8	135.4	133.3
Radiological Search, Measurement, and Analysis Systems	309.1	280.2	263.9

Total revenues	$611.6	$478.2	$440.1

The following details property, plant, and equipment by geography:

	Property, Plant, and Equipment, net
(In millions)	As of June 30, 2021	As of June 30, 2020
North America	$47.5	$36.5
Europe	41.1	38.6
Asia Pacific	0.2	0.1

Total	$88.8	$75.2